Note 14 - Stock-based Compensation (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 01, 2020	May 29, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 0.8
Other liabilities, current - Note 8			$ 1,834,000		$ 1,834,000		$ 3,939,000	$ 1,790,000
Payments for Vesting of Phantom Shares		$ 1,800,000
Additional paid-in capital			466,047,000		466,047,000		$ 5,184,000	5,184,000
Reclassification for Vested Restricted Stock Units [Member]
Other liabilities, current - Note 8			1,800,000		1,800,000
Minimum
Share based compensation arrangement by share based payment award vesting Period							2 years
Maximum
Share based compensation arrangement by share based payment award vesting Period							3 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)	70,238	78,565
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 11.50	$ 12.65
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 1,000,000.0
Share based compensation expense			$ 200,000	$ 300,000	$ 600,000	$ 500,000
Phantom Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)			157,500	315,000	157,500	315,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)		1,237,500
Share based compensation expense					$ 200,000	$ 500,000	$ 500,000	$ 500,000
Performance and Incentive Pay Plan [Member]
Percentage of Issued and Outstanding Shares of Common Stock		5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)		2,508,002
Performance and Incentive Pay Plan [Member] | Restricted Stock Units (RSUs) [Member] | Minimum
Share based compensation arrangement by share based payment award vesting Period					2 years
Performance and Incentive Pay Plan [Member] | Restricted Stock Units (RSUs) [Member] | Maximum
Share based compensation arrangement by share based payment award vesting Period					3 years
Performance and Incentive Pay Plan [Member] | Performance Shares [Member] | Minimum
Share based compensation arrangement by share based payment award vesting Period					2 years
Performance and Incentive Pay Plan [Member] | Performance Shares [Member] | Maximum
Share based compensation arrangement by share based payment award vesting Period					3 years